SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date was as follows (EUR in millions):

	December 31, 2019			December 31, 2020
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	574,887,317			574,887,317
Priority share	1			1
Class A ordinary shares	500,000,000			500,000,000
Class B ordinary shares	37,138,658			37,138,658
Class C ordinary shares	37,748,658			37,748,658
Issued and fully paid:	331,276,314	€6.7	267	357,569,138	€6.9	290
Priority share	1	—	—	1	—	—
Class A ordinary shares	293,527,655	2.9	130	320,430,479	3.2	151
Class B ordinary shares	37,138,658	3.7	133	35,708,674	3.6	128
Class C ordinary shares	610,000	0.1	4	1,429,984	0.1	11